Other Current Assets (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other Assets [Abstract]
Inventories	$ 10,976	$ 15,681
Deferred mobilization expenses	54,941	38,052
Prepayments and advances	17,260	15,750
Loss of hire proceeds (Note 13)	24,640	0
Refundable import taxes	37,484	0
Other	14,805	10,569
Balance at end of year/period	$ 160,106	$ 80,052